Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION

16. SEGMENT AND GEOGRAPHIC INFORMATION

During the first quarter of 2012, the Company completed the restructuring of its operational management and reporting process. The management reporting structure is organized along two lines of business – Generation and Utilities, each led by a Chief Operating Officer. The segment reporting structure primarily uses the Company's management reporting structure as its foundation to reflect how the Company manages the business internally with further aggregation by geographic regions to provide better socio-political-economic understanding of our business. Upon the application of the accounting guidance for segment reporting, the Company concluded that Tietê, our 2,663 MW hydro generation business in Brazil, met the quantitative thresholds to require separate presentation. As such, an additional reportable segment which consists solely of the results of Tietê is now reported as Generation – Tietê. Tietê was formerly reported within the Latin America –Generation segment. The previously disclosed Latin America – Generation segment is now reported as Generation – Latin America – Other and, with the exception of Tietê, includes the results of all remaining businesses as previously reported. All prior period results have been retrospectively revised to reflect the new segment reporting structure. The Company has increased from six to the following seven reportable segments:

•       Generation – Latin America – Other;

•       Generation – Tietê;

•       Generation – North America;

•       Generation – Europe;

•       Generation – Asia;

•       Utilities – Latin America;

•       Utilities – North America.

Corporate and Other—The Company's Europe Utilities, Africa Utilities, Africa Generation, Wind Generation operating segments and other climate solutions and renewables projects are reported within “Corporate and Other” because they do not meet the criteria to allow for aggregation with another operating segment or the quantitative thresholds that would require separate disclosure under segment reporting accounting guidance. None of these operating segments are currently material to our presentation of reportable segments, individually or in the aggregate. AES Solar and certain other unconsolidated businesses are accounted for using the equity method of accounting; therefore, their operating results are included in “Net Equity in Earnings of Affiliates” on the face of the Consolidated Statements of Operations, not in revenue or gross margin. “Corporate and Other” also includes corporate overhead costs which are not directly associated with the operations of our seven reportable segments and other intercompany charges such as self-insurance premiums which are fully eliminated in consolidation.

The Company uses adjusted gross margin, a non-GAAP measure, to evaluate the performance of its segments. Adjusted gross margin is defined by the Company as gross margin plus depreciation and amortization less general and administrative expenses.

Total revenue includes inter-segment sales related to the transfer of electricity from generation plants to utilities within Latin America. No material inter-segment revenue relationships exist between other segments. Corporate allocations include certain self-insurance activities which are reflected within segment adjusted gross margin. All intra-segment activity has been eliminated with respect to revenue and adjusted gross margin within the segment. Inter-segment activity has been eliminated within the total consolidated results. Asset information for businesses that were discontinued or classified as held for sale as of December 31, 2011 is segregated and is shown in the line “Discontinued Businesses” in the accompanying segment tables.

The tables below present the breakdown of business segment balance sheet and income statement data as of and for the years ended December 31, 2011 through 2009:

	Total Revenue			Intersegment			External Revenue
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Revenue
Generation - Latin America - Other	$3,854	$3,282	$2,806	$(39)	$(34)	$(16)	$3,815	$3,248	$2,790
Generation - Tiete	1,128	999	845	(1,109)	(983)	(848)	19	16	(3)
Generation - North America	1,325	1,315	1,249	(4)	-	-	1,321	1,315	1,249
Generation - Europe	1,550	1,318	762	(2)	(2)	2	1,548	1,316	764
Generation - Asia	625	618	375	-	-	-	625	618	375
Utilities - Latin America	7,374	6,987	5,877	-	-	-	7,374	6,987	5,877
Utilities - North America	1,326	1,145	1,068	-	-	-	1,326	1,145	1,068
Corporate and Other	1,109	1,053	868	(9)	(13)	(14)	1,100	1,040	854
Total Revenue	$18,291	$16,717	$13,850	$(1,163)	$(1,032)	$(876)	$17,128	$15,685	$12,974

	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)
Adjusted Gross Margin
Generation - Latin America - Other	$1,209	$945	$891	$20	$(27)	$(4)	$1,229	$918	$887
Generation - Tiete	876	754	637	(1,109)	(983)	(848)	(233)	(229)	(211)
Generation - North America	439	448	453	9	2	(3)	448	450	450
Generation - Europe	469	395	273	8	3	4	477	398	277
Generation - Asia	176	255	111	2	2	4	178	257	115
Utilities - Latin America	1,321	1,248	1,060	1,118	1,018	865	2,439	2,266	1,925
Utilities - North America	394	407	401	1	2	2	395	409	403
Corporate and Other	(33)	62	3	(45)	(17)	(10)	(78)	45	(7)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,176)	(1,034)	(884)
Interest expense							(1,553)	(1,451)	(1,406)
Interest income							400	408	344
Other expense							(154)	(234)	(104)
Other income							149	100	458
Gain on sale of investments							8	-	132
Goodwill impairment							(17)	(21)	(122)
Asset impairment expense							(225)	(389)	(20)
Foreign currency transaction gains (losses)							(38)	(33)	35
Other non-operating expense							(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates							$2,167	$1,853	$2,260

	Total Assets			Depreciation and Amortization			Capital Expenditures
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$9,067	$8,487	$8,010	$202	$175	$146	$553	$584	$921
Generation - Tiete	1,645	1,886	1,792	59	40	37	105	57	30
Generation - North America	3,625	3,801	4,199	118	131	135	39	54	45
Generation - Europe	3,276	3,317	3,147	136	114	53	140	233	212
Generation - Asia	1,717	1,762	1,594	33	33	32	129	10	22
Utilities - Latin America	9,468	9,609	8,810	293	231	201	666	584	356
Utilities - North America	9,384	3,139	3,035	178	161	157	232	177	116
Discontinued businesses	1,531	2,587	3,756	59	110	140	91	105	119
Corp/Other and eliminations	5,620	5,923	5,192	184	183	148	506	529	717
Total	$45,333	$40,511	$39,535	$1,262	$1,178	$1,049	$2,461	$2,333	$2,538

	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2011	2010	2009	2011	2010	2009

	(in millions)

Generation - Latin America - Other	$188	$150	$129	$35	$48	$30
Generation - Tiete	-	-	-	-	-	-
Generation - North America	18	-	3	(2)	(2)	(2)
Generation - Europe	479	353	308	8	19	50
Generation - Asia	291	409	390	(1)	3	28
Utilities - Latin America	-	-	-	-	-	-
Utilities - North America	-	-	-	-	-	-
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	446	408	327	(42)	115	(15)
Total	$1,422	$1,320	$1,157	$(2)	$183	$91

The table below presents information, by country, about the Company's consolidated operations for each of the years ended December 31, 2011 through 2009 and as of December 31, 2011 and 2010, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010

	(in millions)
United States(1)	$2,110	$1,952	$1,851	$7,829	$5,379
Non-U.S.:
Brazil(2)	6,640	6,355	5,292	5,896	6,263
Chile	1,608	1,355	1,239	2,781	2,560
Argentina(3)	979	771	571	279	270
El Salvador	752	648	619	268	261
Dominican Republic	674	535	429	662	625
United Kingdom(4)	587	364	228	523	507
Philippines	480	501	250	766	784
Ukraine	418	356	286	94	86
Mexico	404	409	329	774	786
Cameroon	386	422	370	901	823
Colombia	365	393	347	384	387
Puerto Rico	298	253	267	581	596
Spain(5)	258	411	-	-	-
Bulgaria(6)	251	44	-	1,619	1,825
Hungary(7)	204	252	259	6	73
Panama	189	194	168	1,040	921
Kazakhstan	145	138	123	86	63
Sri Lanka	140	100	109	22	69
Jordan	124	120	104	216	224
Qatar(8)	-	-	-	-	-
Pakistan(9)	-	-	-	-	-
Oman(10)	-	-	-	-	-
Other Non-U.S. (11)	116	112	133	395	291
Total Non-U.S.	15,018	13,733	11,123	17,293	17,414
Total	$17,128	$15,685	$12,974	$25,122	$22,793

(1)       Excludes revenue of $374 million, $662 million and $695 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $619 million and $788 million as of December 31, 2011 and 2010, respectively, related to Eastern Energy, Thames, Ironwood and Red Oak which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(2)       Excludes revenue of $124 million, $118 million and $102 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $151 million as of December 31, 2010, related to Brazil Telecom, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(3)       Excludes revenue of $102 million, $116 million and $113 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $189 million as of December 31, 2010, related to our Argentina distribution businesses, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(4)       Excludes revenue of $17 million, $21 million and $11 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $20 million as of December 31, 2010, related to carbon reduction projects, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(5)       Excludes property, plant and equipment of $620 million and $667 million as of December 31, 2011 and 2010, respectively, related to Cartagena, which was reflected as businesses held for sale in the accompanying Consolidated Balance Sheets.

(6)       Maritza and our wind project in Bulgaria were under development and therefore not operational as of December 31, 2009. Our wind project in Bulgaria started operations in 2010 and Maritza started operations in June 2011.

(7)       Excludes revenue of $14 million, $44 million and $58 million for the years ended December 31, 2011, 2010 and 2009, respectively, and property, plant and equipment of $7 million as of December 31, 2010, related to Borsod and Tiszapalkonya, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(8)       Excludes revenue of $129 million and $163 million for the years ended December 31, 2010 and 2009, respectively, related to Ras Laffan, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(9)       Excludes revenue of $299 million and $470 million for the years ended December 31, 2010 and 2009, respectively, related to Lal Pir and Pak Gen, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(10)        Excludes revenue of $62 million and $101 million for the years ended December 31, 2010 and 2009, respectively, related to Barka, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations.

(11)       Excludes revenue of $1 million for the year ended December 31, 2011, and property, plant and equipment of $2 million and $18 million as of December 31, 2011, and 2010, respectively, related to alternative energy and carbon reduction projects, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.